LifeX 2060 Longevity Income ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
LifeX 2060 Longevity Income ETF | LifeX 2060 Longevity Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.42%